Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 2,221	$ 2,188	$ 2,076
Account services	2,177	2,244	2,417
Cards	1,956	1,994	1,970
Credit facilities	1,723	1,718	1,795
Broking income	1,210	1,191	1,060
Unit trusts	1,038	1,010	863
Remittances	778	759	766
Global custody	736	692	662
Underwriting	723	829	705
Imports/exports	709	736	820
Insurance agency commission	404	410	419
Other	2,369	2,082	2,116
Fee income	16,044	15,853	15,669
Less: fee expense	(3,424)	(3,042)	(2,892)
Net fee income	12,620	12,811	12,777
Fee income from financial assets not at fair value through profit or loss	7,522	7,577	7,732
Fees payable from financial liabilities not at fair value through profit or loss	1,682	1,475	1,214
Fee earned from trust and other fiduciary activities	3,165	3,088	2,926
Fees payable from trust and other fiduciary activities	175	$ 134	$ 129
Retail Banking and Wealth Management
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	1,383
Account services	991
Cards	1,575
Credit facilities	71
Broking income	494
Unit trusts	937
Remittances	96
Global custody	100
Underwriting	1
Imports/exports	3
Insurance agency commission	354
Other	1,110
Fee income	7,115
Less: fee expense	(1,917)
Net fee income	5,198
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	134
Account services	748
Cards	370
Credit facilities	824
Broking income	44
Unit trusts	25
Remittances	357
Global custody	18
Underwriting	10
Imports/exports	532
Insurance agency commission	23
Other	858
Fee income	3,943
Less: fee expense	(388)
Net fee income	3,555
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	421
Account services	332
Cards	16
Credit facilities	813
Broking income	533
Unit trusts	3
Remittances	320
Global custody	584
Underwriting	708
Imports/exports	176
Insurance agency commission	1
Other	2,362
Fee income	6,269
Less: fee expense	(3,040)
Net fee income	3,229
Global Private Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	284
Account services	106
Cards	0
Credit facilities	16
Broking income	139
Unit trusts	73
Remittances	5
Global custody	35
Underwriting	4
Imports/exports	2
Insurance agency commission	27
Other	186
Fee income	877
Less: fee expense	(135)
Net fee income	742
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	(1)
Account services	0
Cards	(5)
Credit facilities	(1)
Broking income	0
Unit trusts	0
Remittances	0
Global custody	(1)
Underwriting	0
Imports/exports	(4)
Insurance agency commission	(1)
Other	(2,147)
Fee income	(2,160)
Less: fee expense	2,056
Net fee income	$ (104)